Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 9,626	$ 9,155	$ 8,978
Depreciation and amortization	3,160	2,948	2,763
Gain associated with the Juice Transaction	0	0	(3,321)
Impairment and other charges	714	1,230	3,618
Indirect tax impact	218	0	0
Product recall-related impact	187	136	0
Payments for product recall-related impact	(148)	0	0
Operating lease right-of-use asset amortization	655	570	517
Share-based compensation expense	362	380	343
Restructuring and impairment charges	727	445	411
Cash payments for restructuring charges	(436)	(434)	(224)
Pension and retiree medical plan expense	414	150	419
Pension and retiree medical plan contributions	(348)	(410)	(384)
Deferred income taxes and other tax charges and credits	(42)	(271)	(873)
Tax expense related to the TCJ Act	0	0	86
Tax payments related to the TCJ Act	(579)	(309)	(309)
Change in assets and liabilities [Abstract]
Accounts and notes receivable	(138)	(793)	(1,763)
Inventories	(314)	(261)	(1,142)
Prepaid expenses and other current assets	40	(13)	118
Accounts payable and other current liabilities	(1,161)	420	1,842
Income taxes payable	(123)	310	57
Other, net	(307)	189	(325)
Net Cash Provided by Operating Activities	12,507	13,442	10,811
Investing Activities
Capital spending	(5,318)	(5,518)	(5,207)
Sales of property, plant and equipment	342	198	251
Acquisitions, net of cash acquired, investments in noncontrolled affiliates and purchases of intangible and other assets	(256)	(314)	(873)
Proceeds associated with the Juice Transaction	0	0	3,456
Other divestitures, sales of investments in noncontrolled affiliates and other assets	166	75	49
Short-term investments, by original maturity:
More than three months - purchases	(425)	(555)	(291)
More than three months - maturities	0	556	150
More than three months - Sales	0	12	0
Three months or less, net	5	3	24
Other investing, net	14	48	11
Net Cash Used for Investing Activities	(5,472)	(5,495)	(2,430)
Financing Activities
Proceeds from issuances of long-term debt	4,042	5,482	3,377
Payments of long-term debt	(3,886)	(3,005)	(2,458)
Debt redemptions	0	0	(1,716)
Short-term borrowings, by original maturity
More than three months - proceeds	5,786	5,428	1,969
More than three months - payments	(5,639)	(3,106)	(1,951)
Three months or less, net	392	(29)	(31)
Cash dividends paid	(7,229)	(6,682)	(6,172)
Share repurchases - common	(1,000)	(1,000)	(1,500)
Proceeds from exercises of stock options	166	116	138
Withholding tax payments on restricted stock units (RSUs) and performance stock units (PSUs) converted	(135)	(140)	(107)
Other financing	(53)	(73)	(72)
Net Cash Used for Financing Activities	(7,556)	(3,009)	(8,523)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(687)	(277)	(465)
Net (Decrease)/Increase in Cash and Cash Equivalents and Restricted Cash	(1,208)	4,661	(607)
Cash and cash equivalents and restricted cash	$ 8,553	$ 9,761	$ 5,100